Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Balance at the beginning period	$ 6,848	$ 6,413
Impairment	78
Balance at the end period	7,615	6,848	$ 6,413
Land and buildings
Property, plant and equipment
Balance at the beginning period	2,524	2,559
Balance at the end period	2,792	2,524	2,559
Freeholds
Property, plant and equipment
Balance at the beginning period	2,326	2,432
Balance at the end period	2,514	2,326	2,432
Leaseholds
Property, plant and equipment
Balance at the beginning period	198	127
Balance at the end period	278	198	127
Plant and equipment
Property, plant and equipment
Balance at the beginning period	2,032	2,286
Balance at the end period	2,390	2,032	2,286
Information technology assets under finance leases
Property, plant and equipment
Balance at the beginning period	43	70
Balance at the end period	0	43	70
Assets in course of construction
Property, plant and equipment
Balance at the beginning period	2,292	1,568
Balance at the end period	2,433	2,292	1,568
Cost
Property, plant and equipment
Balance at the beginning period	13,451	13,848	13,744
Capital expenditure	1,311	1,449	1,401
Additions through business combinations (Note 25)			21
Disposals and other movements	(944)	(952)	(684)
Exchange adjustments	821	(894)	(634)
Balance at the end period	14,639	13,451	13,848
Cost | Land and buildings
Property, plant and equipment
Balance at the beginning period	4,616	4,812	4,912
Capital expenditure	39	29	23
Additions through business combinations (Note 25)			21
Transfer of assets into use	525	222	269
Disposals and other movements	(367)	(236)	(239)
Exchange adjustments	210	(211)	(174)
Balance at the end period	5,023	4,616	4,812
Cost | Plant and equipment
Property, plant and equipment
Balance at the beginning period	6,543	7,468	7,712
Capital expenditure	198	206	223
Transfer of assets into use	567	109	359
Disposals and other movements	(577)	(700)	(442)
Exchange adjustments	452	(540)	(384)
Balance at the end period	7,183	6,543	7,468
Cost | Assets in course of construction
Property, plant and equipment
Balance at the beginning period	2,292	1,568	1,120
Capital expenditure	1,074	1,214	1,155
Transfer of assets into use	(1,092)	(331)	(628)
Disposals and other movements		(16)	(3)
Exchange adjustments	159	(143)	(76)
Balance at the end period	2,433	2,292	1,568
Depreciation
Property, plant and equipment
Balance at the beginning period	(6,603)	(7,435)	(7,734)
Charge for year	624	609	677
Impairment	78	2	28
Disposals and other movements	750	878	614
Exchange adjustments	(469)	565	390
Balance at the end period	(7,024)	(6,603)	(7,435)
Depreciation | Land and buildings
Property, plant and equipment
Balance at the beginning period	(2,092)	(2,253)	(2,351)
Charge for year	182	185	198
Impairment	78	2	9
Disposals and other movements	249	222	203
Exchange adjustments	(128)	126	102
Balance at the end period	(2,231)	(2,092)	(2,253)
Depreciation | Plant and equipment
Property, plant and equipment
Balance at the beginning period	(4,511)	(5,182)	(5,383)
Charge for year	442	424	479
Impairment			19
Disposals and other movements	501	656	411
Exchange adjustments	(341)	439	288
Balance at the end period	$ (4,793)	$ (4,511)	$ (5,182)